Mineral interests (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Mineral interests
As at beginning		$ 1,228,171
As at ending	$ 1,795,011	1,795,011		$ 1,228,171
Depletable mineral interest	1,186,455	1,186,455		1,036,220
Non-depletable mineral interest	608,556	608,556		191,951
Gain (loss) on disposition of mineral interests	(1,000)	(1,000)	$ 2,099
Clean Air Metals royalty
Mineral interests
Additional funding	3,667
Talon royalty
Mineral interests
Gain (loss) on disposition of mineral interests		2,099
Eastern Borosi royalty
Mineral interests
Loss on disposition of mineral interests	1,000
Cost
Mineral interests
As at beginning		1,567,111	1,511,567	1,511,567
Additions		601,508		57,945
Disposals		(3,000)		(2,401)
As at ending	2,165,619	2,165,619		1,567,111
Accumulated depletion and impairments
Mineral interests
As at beginning		(338,940)	(286,334)	(286,334)
Depletion		(31,668)		(49,006)
Impairment charges				(3,600)
As at ending	(370,608)	(370,608)		(338,940)
Mineral Streams
Mineral interests
As at beginning		997,159
As at ending	1,051,798	1,051,798		997,159
Mineral Streams | Cost
Mineral interests
As at beginning		1,281,254	1,277,091	1,277,091
Additions		76,700		4,163
As at ending	1,357,954	1,357,954		1,281,254
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning		(284,095)	(244,506)	(244,506)
Depletion		(22,061)		(39,589)
As at ending	(306,156)	(306,156)		(284,095)
Royalties
Mineral interests
As at beginning		231,012
As at ending	743,213	743,213		231,012
Royalties | Cost
Mineral interests
As at beginning		285,857	234,476	234,476
Additions		524,808		53,782
Disposals		(3,000)		(2,401)
As at ending	807,665	807,665		285,857
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning		(54,845)	$ (41,828)	(41,828)
Depletion		(9,607)		(9,417)
Impairment charges				(3,600)
As at ending	$ (64,452)	$ (64,452)		$ (54,845)